Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss before taxes	$ (4,742)	$ (28,688)	$ (269,197)
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	125,122	99,519	117,202
Other amortizations	8,736	7,277	199
Loss from the disposal of property and equipment, net	0	57,804	132,956
Gain from the sale of subsidiaries	(3,676)	0	0
Interest expense	54,484	55,891	59,164
Interest income	(2,049)	(533)	(266)
Unrealized exchange loss, net	5,267	1,479	4,531
Changes in assets and liabilities:
Restricted cash release	394	9,344	0
Trade receivables	132,106	(45,804)	(256,724)
Other accounts receivable and related parties	70,994	(19,171)	60,081
Materials and supplies	7,756	11,273	(8,681)
Prepayments	(28,844)	3,507	25,816
Other non-current assets	(20,514)	7,698	(21,550)
Accounts payable and accrued expenses	(248,790)	34,183	129,454
Employee benefits	(7,262)	(17,723)	(51,108)
Total adjustments	93,724	204,744	191,074
Cash from (used in) operating activities	88,982	176,056	(78,123)
Cash from investing activities
Proceeds from sale of property, vessels and equipment	0	8,853	96,736
Acquisition of property and equipment	(131,345)	(25,231)	(75,468)
Sale of subsidiaries, net	10,000	0	0
Interest received	2,049	533	266
Cash (used in) from investing activities	(119,296)	(15,845)	21,534
Cash flow from financing activities
Restricted cash release	0	36,800	0
Capital increase	151,978	0	0
Increase of debt	28,068	4,300	46,133
Payments (increase) of debt related parties	(18,584)	3,550	46,215
Payments of debt	(24,027)	(35,504)	(29,781)
Lease payments	(78,437)	(97,807)	(52,250)
Interest paid	(8,360)	(8,571)	(9,487)
Cash from (used in) financing activities	50,638	(97,232)	830
Exchange effect on cash	(16,678)	(7,813)	(9,984)
Increase (decrease) in cash and cash equivalents	3,646	55,166	(65,743)
Cash and cash equivalents, beginning of year	94,733	39,567	105,310
Cash and cash equivalents, end of year	98,379	94,733	39,567
Supplementary information:
Income tax paid	$ 4,452	$ 3,173	$ 7,015